Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
FRIEDMAN INDUSTRIES, INCORPORATED

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at	Charged to	Charged to
	Beginning	Costs and	Other Accounts—	Deductions—	Balance at
	of Period	Expenses	Describe(A)	Describe(B)	End of Period
Year ended March 31, 2021
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$82,417	$—	$351,270	$400,853	$32,834
Year ended March 31, 2020
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$29,178	$—	$677,652	$624,413	$82,417

(A)
Allowance for doubtful accounts charged to bad debt expense of
$0
and
$53,239
during fiscal years
2021
and
2020
, respectively. Cash discounts allowed on sales and charged against revenue of
$351,270
and
$624,413
during fiscal years
2021
and
2020
, respectively.

(B)
Accounts receivable written off of
$49,583
and
$0
during fiscal years
2021
and
2020
, respectively. Cash discounts taken on sales of
$351,270
and
$624,413
during fiscal years
2021
and
2020
, respectively.